FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about capital management (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
Share capital	$ 79,841,286	$ 79,376,206
Reserves	8,411,647	8,221,178
Deficit	(60,965,897)	(59,315,152)
Common share purchase warrants	31,888	1,539
Capital	$ 27,318,924	$ 28,283,771